                                  THE UBS FUNDS

                 Supplement to Prospectus dated October 28, 2003

                                                                    July 1, 2004

Dear Investor,

The following text replaces the footnote ***/**** (as applicable) to the Net Expenses line item in the "Expenses and Fee Tables" section, under the heading "Annual Fund Operating Expenses," on the pages and for the Funds noted below:

     Page 9     - UBS U.S. Bond Fund
     Page 14    - UBS High Yield Fund
     Page 30    - UBS U.S. Large Cap Value Equity Fund
     Page 35    - UBS U.S. Large Cap Growth Fund
     Page 39    - UBS U.S. Small Cap Equity Fund
     Page 44    - UBS U.S. Small Cap Growth Fund
     Page 49    - UBS U.S. Real Estate Equity Fund
     Page 61    - UBS Global Equity Fund
     Page 67    - UBS Global Bond Fund
     Page 77    - UBS Emerging Markets Debt Fund
     Page 83    - UBS Emerging Markets Equity Fund

     The net expenses listed above reflect the expense caps put in place for the fiscal year ending June 30, 2005. The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2005, otherwise would exceed the "Net Expenses" rates shown in the table above for each of the Class A, Class B, Class C and Class Y shares, as applicable. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

     Page 25 - UBS U.S. Large Cap Equity Fund

     The Trust, with respect to the Fund, and the Advisor have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses, for the fiscal year ending June 30, 2005, otherwise would exceed 1.30% for Class A shares, 2.05% for Class B shares, 2.05% for Class C shares, and 1.05% for Class Y shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Advisor by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund.

The text in the section under the heading "Advisory Fees" on pages 94-95 of the Prospectus is deleted and replaced in its entirety with the text shown below:

ADVISORY FEES

The investment advisory fees (expressed as a percentage of average net assets) payable to the Advisor, before fee waivers and/or expense reimbursements, if applicable, by each Fund are presented in the tables below.

The Advisor has contractually agreed to waive its fees and/or reimburse certain expenses so that the total operating expenses (excluding 12b-1 fees) of the Funds do not exceed the amounts listed in the table below under "Total Expense Limit." The contractual fee waiver and/or expense reimbursement agreement will remain in place for the Funds' fiscal year ending June 30, 2005. Thereafter, the expense limit for each of the applicable Funds will be reviewed each year, at which time the continuation of the expense limit will be discussed by the Advisor and the Board of Trustees. The contractual fee waiver agreement also provides that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund.

                          TOTAL        ADVISORY FEE AS OF     ADVISORY FEE
                          EXPENSE      JUNE 30, 2004          AS OF
                          LIMIT                               JULY 1, 2004
-----------------------------------------------------------------------------------------------------
UBS U.S. Large Cap        0.85%        0.70%                  ASSETS UNDER
Value Equity Fund                                             MANAGEMENT                 FEE

                                                              $0 - $500 million          0.70%

                                                              On the next $ 500
                                                              million - $1 billion       0.65%

                                                              On the next $1
                                                              billion - $1.5 billion     0.60%

                                                              On the next $ 1.5
                                                              billion - $ 2 billion      0.575%

                                                              Above $ 2 billion          0.55%
-----------------------------------------------------------------------------------------------------
UBS U.S. Small Cap        1.15%        1.00%                  1.00%
Equity Fund
-----------------------------------------------------------------------------------------------------
UBS U.S. Real Estate      1.05%        0.90%                  0.90%
Equity Fund
-----------------------------------------------------------------------------------------------------

                          TOTAL        ADVISORY FEE AS OF                   ADVISORY FEE
                          EXPENSE      JUNE 30, 2004                        AS OF
                          LIMIT                                             JULY 1, 2004
---------------------------------------------------------------------------------------------------------------------
UBS Global Equity Fund    1.00%        ASSETS UNDER                         ASSETS UNDER
                                       MANAGEMENT                FEE        MANAGEMENT                 FEE

                                       $0 - $250 million         0.75%      $0 - $250 million          0.75%

                                       On the next $ 250                    On the next $ 250
                                       million - $500 million    0.70%      million - $500 million     0.70%

                                       On the next $500                     On the next $500
                                       million - $1 billion      0.68%      million - $1 billion       0.68%

                                       Above $ 1 billion         0.65%      Above $ 1 billion          0.65%
---------------------------------------------------------------------------------------------------------------------
UBS Global Bond Fund      0.90%        0.75%                                ASSETS UNDER
                                                                            MANAGEMENT                 FEE

                                                                            $0 - $500 million          0.75%

                                                                            On the next $ 500
                                                                            million - $1 billion       0.70%

                                                                            On the next $1
                                                                            billion - $1.5 billion     0.65%

                                                                            On the next $ 1.5
                                                                            billion - $ 2 billion      0.60%

                                                                            Above $ 2 billion          0.55%
---------------------------------------------------------------------------------------------------------------------
UBS U.S. Large Cap        1.05%        0.70%                                ASSETS UNDER
Equity Fund                                                                 MANAGEMENT                 FEE

                                                                            $0 - $500 million          0.70%

                                                                            On the next $ 500
                                                                            million - $1 billion       0.65%

                                                                            On the next $1
                                                                            billion - $1.5 billion     0.60%

                                                                            On the next $ 1.5
                                                                            billion - $ 2 billion      0.575%

                                                                            Above $ 2 billion          0.55%
---------------------------------------------------------------------------------------------------------------------

                          TOTAL        ADVISORY FEE AS OF                     ADVISORY FEE
                          EXPENSE      JUNE 30, 2004                          AS OF
                          LIMIT                                               JULY 1, 2004
---------------------------------------------------------------------------------------------------------------------
UBS U.S. Large Cap        0.80%        0.70%                                  ASSETS UNDER
Growth Fund                                                                   MANAGEMENT                 FEE

                                                                              $0 - $500 million          0.70%

                                                                              On the next $ 500
                                                                              million - $1 billion       0.65%

                                                                              On the next $1
                                                                              billion - $1.5 billion     0.60%

                                                                              On the next $ 1.5
                                                                              billion - $ 2 billion      0.575%

                                                                              Above $ 2 billion          0.55%
---------------------------------------------------------------------------------------------------------------------
UBS U.S. Small Cap        1.03%        0.85%                                  ASSETS UNDER
Growth Fund                                                                   MANAGEMENT                 FEE

                                                                              $0 - $1 billion            0.85%

                                                                              Above $ 1 billion          0.825%
---------------------------------------------------------------------------------------------------------------------
UBS U.S. Bond Fund        0.60%        0.50%                                  ASSETS UNDER
                                                                              MANAGEMENT                 FEE

                                                                              $0 - $500 million          0.50%

                                                                              On the next $ 500
                                                                              million - $1 billion       0.475%

                                                                              On the next $1
                                                                              billion - $1.5 billion     0.45%

                                                                              On the next $ 1.5
                                                                              billion - $ 2 billion      0.425%

                                                                              Above $ 2 billion          0.40%
---------------------------------------------------------------------------------------------------------------------

                          TOTAL        ADVISORY FEE AS OF                     ADVISORY FEE
                          EXPENSE      JUNE 30, 2004                          AS OF
                          LIMIT                                               JULY 1, 2004
---------------------------------------------------------------------------------------------------------------------
UBS High Yield Fund       0.95%        0.60%                                  ASSETS UNDER
                                                                              MANAGEMENT                 FEE

                                                                              $0 - $500 million          0.60%

                                                                              On the next $ 500
                                                                              million - $1 billion       0.55%

                                                                              Above $ 1 billion          0.525%
---------------------------------------------------------------------------------------------------------------------
UBS Emerging Markets      1.15%        0.65%                                  0.65%
Debt Fund


---------------------------------------------------------------------------------------------------------------------
UBS Emerging Markets      1.60%        1.10%                                  1.10%
Equity Fund
---------------------------------------------------------------------------------------------------------------------

                                                    ADVISORY FEE AS OF        ADVISORY FEE
                                                    JUNE 30, 2004             AS OF
                                                                              JULY 1, 2004
---------------------------------------------------------------------------------------------------------------------
UBS Global Allocation Fund's advisory fee is as     0.80%                     ASSETS UNDER
follows:                                                                      MANAGEMENT                 FEE

                                                                              $0 - $500 million          0.80%

                                                                              On the next $ 500
                                                                              million - $1 billion       0.75%

                                                                              On the next $1
                                                                              billion - $1.5 billion     0.70%

                                                                              On the next $ 1.5
                                                                              billion - $ 2 billion      0.675%

                                                                              Above $ 2 billion          0.65%
---------------------------------------------------------------------------------------------------------------------

With regard to UBS International Equity Fund, the Advisor has agreed irrevocably to waive its fees and reimburse certain expenses so that the total operating expenses (excluding 12b-1 fees) of the Fund do not exceed the amount listed in the table below under "Total Expense Limit":

                                         TOTAL             ADVISORY FEE AS    ADVISORY FEE
                                         EXPENSE           OF                 AS OF JULY 1, 2004
                                         LIMIT             JUNE 30, 2004
---------------------------------------------------------------------------------------------------------------------
UBS International Equity Fund            1.00%             0.80%              ASSETS UNDER
                                                                              MANAGEMENT                 FEE

                                                                              $0 - $500 million          0.80%

                                                                              On the next $ 500
                                                                              million - $1 billion       0.75%

                                                                              On the next $1
                                                                              billion - $1.5 billion     0.70%

                                                                              On the next $ 1.5
                                                                              billion - $ 2 billion      0.675%

                                                                              Above $ 2 billion          0.65%
---------------------------------------------------------------------------------------------------------------------

                                                                 Item No. Z-S257

                                  THE UBS FUNDS

    Supplement to Statement of Additional Information dated October 28, 2003


                                                                    July 1, 2004


Dear Investor,

The fourth and fifth paragraphs in the section entitled "Investment Advisory, Principal Underwriting and Other Service Arrangements" on pages 54-55 of the Statement of Additional Information ("SAI") are deleted and replaced with the following:

Under the Agreements, the Advisor is entitled to a monthly fee of the respective Fund's average daily net assets equal to annual rates according to the following fee schedule:

-----------------------------------------------------------------------------------------------------------------------
                                     ADVISORY FEE AS OF JUNE 30, 2004      ADVISORY FEE AS OF JULY 1, 2004
-----------------------------------------------------------------------------------------------------------------------
UBS Global Allocation Fund           0.80%                                 ASSETS UNDER
                                                                           MANAGEMENT               FEE

                                                                           $0 - $500 million        0.80%


                                                                           On the next $ 500        0.75%
                                                                           million - $1 billion

                                                                           On the next $1           0.70%
                                                                           billion - $1.5 billion

                                                                           On the next $ 1.5        0.675%
                                                                           billion - $ 2 billion

                                                                           Above $ 2 billion        0.65%
-----------------------------------------------------------------------------------------------------------------------
UBS Global Equity Fund               ASSETS UNDER                          ASSETS UNDER
                                     MANAGEMENT                 FEE        MANAGEMENT               FEE

                                     $0 - $250 million          0.75%      $0 - $250 million        0.75%

                                     On the next $ 250                     On the next $ 250
                                     million - $500 million     0.70%      million - $ 500 million  0.70%

                                     On the next $500                      On the next $500
                                     million - $1 billion       0.68%      million - $1 billion     0.68%

                                     Above $ 1 billion          0.65%      Above $ 1 billion        0.65%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                     ADVISORY FEE AS OF JUNE 30, 2004     ADVISORY FEE AS OF JULY 1, 2004
-----------------------------------------------------------------------------------------------------------------------
UBS Global Bond Fund                 0.75%                                ASSETS UNDER
                                                                          MANAGEMENT                FEE

                                                                          $0 - $500 million         0.75%

                                                                          On the next $ 500
                                                                          million - $1 billion      0.70%

                                                                          On the next $1
                                                                          billion - $1.5 billion    0.65%

                                                                          On the next $ 1.5
                                                                          billion - $ 2 billion     0.60%

                                                                          Above $ 2 billion         0.55%
-----------------------------------------------------------------------------------------------------------------------
UBS U.S. Large Cap Equity Fund       0.70%                                ASSETS UNDER
                                                                          MANAGEMENT                FEE

                                                                          $0 - $500 million         0.70%

                                                                          On the next $ 500
                                                                          million - $1 billion      0.65%

                                                                          On the next $1
                                                                          billion - $1.5 billion    0.60%

                                                                          On the next $ 1.5
                                                                          billion - $ 2 billion     0.575%

                                                                          Above $ 2 billion         0.55%
-----------------------------------------------------------------------------------------------------------------------
UBS U.S. Large Cap Value Equity      0.70%                                ASSETS UNDER
Fund                                                                      MANAGEMENT                FEE

                                                                          $0 - $500 million         0.70%

                                                                          On the next $ 500
                                                                          million - $1 billion      0.65%

                                                                          On the next $1
                                                                          billion - $1.5 billion    0.60%

                                                                          On the next $ 1.5
                                                                          billion - $ 2 billion     0.575%

                                                                          Above $ 2 billion         0.55%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                     ADVISORY FEE AS OF JUNE 30, 2004     ADVISORY FEE AS OF JULY 1, 2004
-----------------------------------------------------------------------------------------------------------------------
UBS U.S. Large Cap Growth Fund       0.70%                                ASSETS UNDER
                                                                          MANAGEMENT                   FEE

                                                                          $0 - $500 million            0.70%

                                                                          On the next $ 500
                                                                          million - $1 billion         0.65%

                                                                          On the next $1
                                                                          billion - $1.5 billion       0.60%

                                                                          On the next $ 1.5
                                                                          billion - $ 2 billion        0.575%

                                                                          Above $ 2 billion            0.55%

-----------------------------------------------------------------------------------------------------------------------
UBS U.S. Small Cap Equity Fund       1.00%                                                             1.00%
-----------------------------------------------------------------------------------------------------------------------
UBS U.S. Small Cap Growth Fund       0.85%                                ASSETS UNDER
                                                                          MANAGEMENT                   FEE

                                                                          $0 - $1 billion              0.85%

                                                                          Above $ 1 billion            0.825%
-----------------------------------------------------------------------------------------------------------------------
UBS U.S. Real Estate Equity Fund     0.90%                                                             0.90%
-----------------------------------------------------------------------------------------------------------------------
UBS U.S. Bond Fund                   0.50%                                ASSETS UNDER
                                                                          MANAGEMENT                   FEE

                                                                          $0 - $500 million            0.50%

                                                                          On the next $ 500
                                                                          million - $1 billion         0.475%

                                                                          On the next $1
                                                                          billion - $1.5 billion       0.45%

                                                                          On the next $ 1.5
                                                                          billion - $ 2 billion        0.425%

                                                                          Above $ 2 billion            0.40%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                     ADVISORY FEE AS OF JUNE 30, 2004     ADVISORY FEE AS OF JULY 1, 2004
-----------------------------------------------------------------------------------------------------------------------
UBS High Yield Fund                  0.60%                                ASSETS UNDER
                                                                          MANAGEMENT                   FEE

                                                                          $0 - $500 million            0.60%

                                                                          On the next $ 500
                                                                          million - $1 billion         0.55%

                                                                          Above $ 1 billion            0.525%

-----------------------------------------------------------------------------------------------------------------------
UBS International Equity Fund        0.80%                                ASSETS UNDER
                                                                          MANAGEMENT                   FEE

                                                                          $0 - $500 million            0.80%

                                                                          On the next $ 500
                                                                          million - $1 billion         0.75%

                                                                          On the next $1
                                                                          billion - $1.5 billion       0.70%

                                                                          On the next $ 1.5
                                                                          billion - $ 2 billion        0.675%

                                                                          Above $ 2 billion            0.65%
-----------------------------------------------------------------------------------------------------------------------
UBS Emerging Markets Equity Fund     1.10%                                                             1.10%
-----------------------------------------------------------------------------------------------------------------------
UBS Emerging Markets Debt Fund       0.65%                                                             0.65%
-----------------------------------------------------------------------------------------------------------------------

Each Fund (other than UBS International Equity Fund and UBS Global Allocation
Fund) is subject to a one-year contractual expense limit at the following rates of the respective Fund's average daily net assets, excluding any 12b-1 Plan fees: 1.00% for the UBS Global Equity Fund; 0.90% for the UBS Global Bond Fund; 1.05% for the UBS U.S. Large Cap Equity Fund; 0.80% for the UBS U.S. Large Cap Growth Fund; 1.03% for the UBS U.S. Small Cap Growth Fund; 0.60% for the UBS U.S. Bond Fund; 0.95% for the UBS High Yield Fund; 0.85% for the UBS U.S. Large Cap Value Equity Fund; 1.15% for the UBS U.S. Small Cap Equity Fund and UBS Emerging Markets Debt Fund; 1.05% for the UBS U.S. Real Estate Equity Fund; and 1.60% for the UBS Emerging Markets Equity Fund. The contractual fee waiver and/or expense reimbursement agreements will remain in place for the Funds' fiscal year ending June 30, 2005. Thereafter, the expense limit for each of the applicable Funds will be reviewed each year, at which time the continuation of the expense limit will be considered by the Advisor and the Board of Trustees. The contractual fee waiver and/or expense reimbursement agreements also provide that the Advisor is entitled to reimbursement of fees it waived and/or expenses it reimbursed for a period of three years following such fee waivers and expense reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for that Fund.

                                                                 Item No. Z-S258